Taxes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Individual income tax withholding	$ 1,260	$ 2,118
VAT payable	525	299
Other taxes payable	78	17
Corporate income taxes payable	4	1
Taxes payable	$ 1,867	$ 2,435